FIRST INVESTORS EQUITY FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

April 5, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	First Investors Equity Funds First Investors Covered Call Strategy Fund File Nos. 033-46924 and 811-06618

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to the First Investors Covered Call Strategy Fund, a series of First Investors Equity Funds, does not differ from that contained in Post-Effective Amendment No. 82 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on March 31, 2016.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty
Mary Carty Secretary of First Investors Equity Funds